Non-Operating Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Non-Operating Income (Expense)

(CAD$ in millions)	2018	2017
Foreign exchange gains	$16	$5
Gain (loss) on debt prepayment options (Note 28(b))	(42)	51
Gain on sale of investments	—	9
Loss on debt repurchases (Note 19(a) and Note 19(b))	(26)	(216)

	$(52)	$(151)